UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund - Corporate

Bond Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 69.8%
Industrial - 39.9%
Basic - 5.4%
Alcan, Inc.
5.20%, 1/15/14	$3,500	$3,328,234
Inco Ltd.
5.70%, 10/15/15	7,995	7,773,547
International Steel Group, Inc.
6.50%, 4/15/14	2,565	2,615,587
Southern Copper Corp.
7.50%, 7/27/35	3,900	4,186,794
Teck Cominco, Ltd.
6.125%, 10/01/35	5,000	4,623,360
Union Carbide Corp.
7.75%, 10/01/96	5,000	5,075,640
Weyerhaeuser Co.
7.375%, 3/15/32	4,300	4,362,126

		31,965,288

Capital Goods - 2.1%
Lafarge SA
7.125%, 7/15/36	2,500	2,624,183
Tyco International Group, SA
6.00%, 11/15/13	9,550	9,806,274

		12,430,457

Communications - Media - 9.2%
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	4,000	3,882,324
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (b)	15,420	19,570,308
News America Holdings, Inc.
7.75%, 12/01/45	1,800	1,974,204
News America, Inc.
6.40%, 12/15/35	5,000	4,761,560
Reed Elsevier Capital, Inc.
4.625%, 6/15/12	5,000	4,767,665
Rogers Cable, Inc.
7.875%, 5/01/12	1,500	1,621,928
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,192,561

Time Warner, Inc.
7.70%, 5/01/32	5,000	5,406,750
Turner Broadcasting System, Inc.
8.375%, 7/01/13	9,473	10,583,330

		54,760,630

Communications - Telecommunications - 8.7%
Bellsouth Capital Funding Corp.
7.875%, 2/15/30	3,800	4,290,299
Embarq Corp.
6.738%, 6/01/13	5,000	5,095,385
7.082%, 6/01/16	4,300	4,324,088
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (b)	10,000	9,995,710
Series E
6.875%, 10/31/13	5,000	4,962,645
Sprint Capital Corp.
6.875%, 11/15/28	4,500	4,283,383
Telecom Italia Capital SA
4.00%, 1/15/10	5,000	4,806,625
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	5,000	5,018,575
Verizon New York, Inc.
Series B
7.375%, 4/01/32	4,290	4,512,162
Vodafone Group PLC
7.875%, 2/15/30	3,800	4,252,208

		51,541,080

Consumer Cyclical - Other - 1.5%
DR Horton, Inc.
6.00%, 4/15/11	4,256	4,148,715
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	5,035	4,981,941

		9,130,656

Consumer Cyclical - Retailers - 1.2%
Federated Department Stores, Inc.
6.625%, 4/01/11	2,500	2,542,108
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	4,313,987

		6,856,095

Consumer Non-Cyclical - 7.4%
Altria Group, Inc.
7.75%, 1/15/27 (b)	5,000	5,847,545
Boston Scientific Corp.
6.00%, 6/15/11	3,000	2,986,701
Fisher Scientific International, Inc.
6.125%, 7/01/15	3,000	2,945,730
The Kroger Co.
4.95%, 1/15/15	5,250	4,847,104

7.50%, 4/01/31 (b)	2,000	2,100,312
Reynolds American, Inc.
7.625%, 6/01/16	9,000	9,529,119
Safeway, Inc.
5.80%, 8/15/12 (b)	5,000	5,001,065
7.25%, 2/01/31	2,000	2,066,568
Sara Lee Corp.
6.125%, 11/01/32	1,600	1,431,368
Tyson Foods, Inc.
6.85%, 4/01/16	7,000	7,187,180

		43,942,692

Energy - 1.9%
Gazprom
6.212%, 11/22/16 (a)	5,000	4,870,000
Tengizchevroil Finance Co.
6.124%, 11/15/14 (a)	6,215	6,098,780

		10,968,780

Technology - 1.4%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	6,000	5,930,118
Motorola, Inc.
6.50%, 9/01/25 (b)	2,035	1,946,557
7.50%, 5/15/25	325	341,958

		8,218,633

Transportation - Railroads - 1.1%
CSX Transportation, Inc.
9.75%, 6/15/20	5,200	6,644,976

		236,459,287

Financial Institutions - 21.0%
Banking - 9.3%
BOI Capital Funding Number 2
5.571%, 2/01/16 (a)(c)	1,425	1,351,161
CA Preferred Funding Trust
7.00%, 1/30/49	9,000	8,910,000
Credit Agricole SA/London
6.637%, 12/31/49 (a)(c)	3,000	2,916,201
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	10,000	11,517,630
HBOS PLC
6.413%, 9/29/49 (a)(c)	5,000	4,679,875
Mizuho Financial Group Cayman Ltd.
8.375%, 4/27/09	9,100	9,502,038
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)	2,400	2,358,182
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(c)	5,000	5,112,545
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)	1,550	1,517,140

USB Realty Corp.
6.091%, 12/22/49 (a)(c)	5,000	4,904,510
Washington Mutual Preferred Funding Trust I
6.534%, 3/29/49 (a)(c)	2,700	2,605,824

		55,375,106

Brokerage - 0.8%
Lehman Brothers Holdings, Inc.
5.857%, 11/29/49 (c)	5,000	4,897,790

Finance - 4.0%
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(c)	1,500	1,463,010
iStar Financial, Inc.
5.375%, 4/15/10	2,500	2,474,007
Residential Capital Corp.
6.375%, 6/30/10	10,000	9,870,920
SLM Corp.
5.45%, 4/25/11	3,000	2,777,790
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(c)	7,000	7,010,409

		23,596,136

Insurance - 6.4%
AMBAC Financial Group, Inc.
6.15%, 2/15/37 (c)	1,000	896,264
Coventry Health Care, Inc.
5.875%, 1/15/12	1,660	1,664,205
5.95%, 3/15/17	1,415	1,380,333
Farmers Insurance Exchange
8.625%, 5/01/24 (a)	3,000	3,466,281
Humana, Inc.
6.45%, 6/01/16	2,200	2,214,621
Liberty Mutual Group, Inc.
6.70%, 8/15/16 (a)	5,000	5,091,545
North Front Pass Through Trust
5.81%, 12/15/24 (a)(c)	5,000	4,831,515
Ohio Casualty Corp.
7.30%, 6/15/14	6,650	7,069,788
WellPoint, Inc.
5.85%, 1/15/36	4,400	4,014,969
WR Berkley Corp.
5.60%, 5/15/15	7,500	7,248,675

		37,878,196

Other Finance - 0.5%
ORIX Corp.
5.48%, 11/22/11	3,000	2,957,433

		124,704,661

Utility - 8.9%
Electric - 4.8%
Constellation Energy Group, Inc.
7.60%, 4/01/32	3,700	4,083,279

Dominion Resources, Inc./VA
7.50%, 6/30/66 (c)	4,100	4,308,833
Duke Capital LLC
8.00%, 10/01/19	3,000	3,329,574
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	5,000	4,868,515
Kansas Gas & Electric
5.647%, 3/29/21 (b)	5,000	4,802,150
Potomac Edison Co.
5.35%, 11/15/14	3,500	3,389,159
Xcel Energy, Inc.
6.50%, 7/01/36	3,300	3,337,551

		28,119,061

Natural Gas - 4.1%
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	4,500	4,326,111
Energy Transfer Partners, LP
5.95%, 2/01/15	1,500	1,476,134
Enterprise Products Operating LP
Series B
5.00%, 3/01/15	10,000	9,334,120
6.65%, 10/15/34	3,000	2,977,200
Source Gas LLC
5.90%, 4/01/17 (a)	3,000	2,916,333
Southern Union Co.
7.60%, 2/01/24	3,200	3,408,102

		24,438,000

		52,557,061

Total Corporates - Investment Grades (cost $418,949,023)		413,721,009

CORPORATES - NON-INVESTMENT GRADES - 11.3%
Industrial - 6.4%
Basic - 0.5%
Packaging Corp. of America
5.75%, 8/01/13	2,825	2,735,637

Communications - Media - 2.4%
Clear Channel Communications, Inc.
5.75%, 1/15/13	2,500	2,250,995
DirecTV Holdings LLC
6.375%, 6/15/15	5,155	4,845,700
Echostar DBS Corp.
7.00%, 10/01/13	4,300	4,235,500
Insight Midwest LP
9.75%, 10/01/09	1,039	1,046,792
Shaw Communications, Inc.
7.20%, 12/15/11	655	677,925
7.25%, 4/06/11	1,235	1,272,050

		14,328,962

Communications - Telecommunications - 0.2%
Windstream Corp.
8.125%, 8/01/13	1,369	1,430,605

Consumer Cyclical - Other - 2.2%
Harrahs Operating Co. Inc.
5.375%, 12/15/13	10,000	8,475,000
MGM Mirage
6.75%, 9/01/12	4,500	4,297,500

		12,772,500

Consumer Cyclical - Retailers - 0.9%
GSC Holdings Corp.
8.00%, 10/01/12	5,000	5,225,000

Energy - 0.2%
Tesoro Corp.
6.25%, 11/01/12	1,500	1,488,750

		37,981,454

Utility - 3.4%
Electric - 3.0%
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10	5,301	5,614,461
Reliant Energy, Inc.
7.625%, 6/15/14	450	438,750
7.875%, 6/15/17	560	544,600
TECO Energy, Inc.
7.00%, 5/01/12 (b)	5,000	5,166,875
TXU Corp.
Series P
5.55%, 11/15/14	7,000	5,942,489

		17,707,175

Natural Gas - 0.4%
Williams Cos, Inc.
7.625%, 7/15/19	2,100	2,215,500

		19,922,675

Financial Institutions - 1.5%
Banking - 0.2%
Russian Standard Finance
7.50%, 10/07/10 (a)	1,314	1,268,010

Insurance - 1.3%
AFC Capital Trust I
Series B
8.207%, 2/03/27	5,000	5,059,910
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	2,705	2,542,457

		7,602,367

		8,870,377

Total Corporates - Non-Investment Grades (cost $69,661,135)		66,774,506

	Shares
PREFERRED STOCKS - 7.7%
Industrial - 3.8%
Communications - Telecommunications - 3.8%
Centaur Funding Corp.
9.08% (a)	20,280	22,726,275

Financial Institutions - 3.4%
Banking - 1.9%
CoBank ACB
7.00% (a)	100,000	4,936,500
Royal Bank of Scotland Group PLC
6.35% (b)	200,000	4,840,000
Santander Finance Preferred SA Unipersonal
6.80% (a)	67,000	1,658,250

		11,434,750

Brokerage - 0.9%
Morgan Stanley Group, Inc.
6.056% (b)(d)	200,000	5,138,000

Other Finance - 0.6%
Capital One Capital II
7.50%	130,000	3,339,700

		19,912,450

Non Corporate Sectors - 0.5%
Agencies - Government Sponsored - 0.5%
Federal Home Loan Mortgage Corp.
5.90% (b)	120,000	3,030,000

Total Preferred Stocks (cost $43,400,000)		45,668,725

	Principal Amount (000)
MORTGAGE PASS-THRU’S - 5.9%
Fixed Rate 30-Year - 5.9%
Federal National Mortgage Association
Series 2005
4.50%, 12/01/35	27,838	25,339,661
Series 2007
5.50%, 3/01/37	9,887	9,536,228

Total Mortgage Pass-Thru’s (cost $35,788,651)		34,875,889

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 1.6%
Sovereigns - 1.6%
Republic of South Africa
5.875%, 5/30/22 (cost $10,050,018)	10,000	9,787,500

ASSET-BACKED SECURITIES - 1.6%
Credit Cards - Fixed Rate - 1.6%
Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13 (cost $10,036,362)	10,000	9,739,590

U.S. TREASURIES - 0.3%
U.S. Treasury Bond
4.75%, 2/15/37 (cost $2,024,791)	2,000	1,885,782

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (e) (cost $2,722,367)	2,722,367	2,722,367

Total Investments Before Security Lending Collateral - 98.7% (cost $592,632,347)		585,175,368

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
Short Terms - 5.0%
UBS Private Money Market Fund, LLC (cost $29,363,400)	29,363,400	29,363,400

Total Investments - 103.7% (cost $621,995,747)		614,538,768
Other assets less liabilities - (3.7)%		(21,899,311)

Net Assets - 100.0%		$592,639,457

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Lehman Brothers Avalon Bay Communities, Inc. Series H, Preferred Stock CIT Group, Inc. Series A, Preferred Stock Duke Energy Corp., Series C, Preferred Stock Merrill Lynch & Co., Inc. Series 1, Preferred Stock MetLife, Inc., Series B, Preferred Stock Royal Bank of Scotland Group PLC Series M, Preferred Stock Washington Mutual, Inc. Series A	$10,000	1.58%	9/20/07	$32,752
Merrill Lynch Reed Elsevier Capital, Inc.	5,000	0.32	6/20/12	(6,041)
Morgan Stanley Time Warner	5,000	0.37	5/01/12	(35,352)

Sale Contracts:
Merrill Lynch Union Pacific Corp.	6,000	0.53	12/20/10	3,123

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan	$10,000	8/04/36	3 month LIBOR	5.643%	$(100,583)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $107,366,575 or 18.1% of net assets.
(b)	Represents entire or partial securities out on loan.
(c)	Variable rate coupon, rate shown as of June 30, 2007.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(e)	Investment in affiliated money market mutual fund.

Glossary:

LIBOR	-	London Interbank Offered Rates

AllianceBernstein Bond Fund - U.S.

Government Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 45.8%
Fixed Rate 30-Year - 28.6%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	$9,645	$9,898,303
Federal National Mortgage Association
6.50%, TBA	48,539	48,994,053
7.00%, TBA	8,100	8,315,152
Series 2007
5.50%, 5/01/36	52,344	50,612,981
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	243
Series 1999
8.15%, 12/15/29	357	378,595
Series 2000
9.00%, 12/15/09	391	398,714
Series 2003
5.50%, 7/15/33	9,959	9,686,119
Series 2006
5.50%, 4/20/36	23,210	22,494,005

		150,778,165

Agency ARMS - 8.8%
Federal Home Loan Mortgage Corp.
Series 2005
4.557%, 4/01/35 (a)	548	546,817
Series 2006
4.22%, 4/01/35 (a)	3,033	3,011,056
5.779%, 12/01/36 (a)	3,932	3,925,677
Series 2007
5.805%, 2/01/37 (a)	3,516	3,515,686
5.903%, 3/01/37 (a)	5,608	5,634,567
5.968%, 1/01/37 (a)	6,764	6,783,464
6.278%, 4/01/37 (a)	3,960	3,995,356
Federal National Mortgage Association
Series 2005
4.182%, 9/01/35 (a)	424	426,370
4.686%, 5/01/35 (a)	820	819,718
4.78%, 7/01/35 (a)	1,376	1,374,728
6.03%, 1/01/36 (a)	1,071	1,092,950

Series 2006
4.41%, 8/01/34 (a)	706	706,080
4.47%, 1/01/36 (a)	661	665,839
5.598%, 4/01/36 (a)	967	964,161
5.702%, 12/01/36 (a)	6,771	6,776,481
5.802%, 3/01/36 (a)	2,308	2,318,289
5.927%, 6/01/36 (a)	342	343,128
6.05%, 5/01/36 (a)	880	885,679
Series 2007
5.896%, 4/01/37 (a)	2,727	2,733,978

		46,520,024

Non-Agency ARMS - 7.1%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
5.003%, 8/25/35 (b)	2,737	2,677,879
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.763%, 5/20/36 (a)	3,820	3,767,493
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.219%, 5/25/36 (b)	2,355	2,364,294
Series 2007-1, Class 21A1
5.74%, 1/25/47 (b)	2,737	2,727,555
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.107%, 5/25/35 (b)	2,770	2,717,257
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB4, Class 2A1
5.86%, 6/20/36 (b)	3,255	3,235,249
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1
6.019%, 9/25/36 (b)	3,517	3,509,243
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.237%, 5/25/36 (b)	1,792	1,795,984
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 4A1
6.399%, 5/25/36 (b)	2,482	2,489,186
Series 2006-A3, Class 2A1
6.067%, 7/25/36 (b)	2,377	2,375,884
Series 2006-A4, Class A1
5.95%, 9/25/36 (b)	2,571	2,578,135
JPMorgan Mortgage Trust
Series 2006-A4, Class 1A1
5.862%, 6/25/36 (b)	2,536	2,524,994
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.235%, 8/25/35 (b)	2,763	2,717,739

Structured Asset Securities Corp.
Series 2003-6A, Class B3
5.421%, 3/25/33 (b)	1,765	1,728,593

		37,209,485

Fixed Rate 15-Year - 1.3%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	1,994	2,044,669
Series 2001
7.50%, 12/15/14	4,949	5,105,723

		7,150,392

Total Mortgage Pass-Thru’s (cost $243,798,616)		241,658,066

U.S. TREASURIES - 36.4%
U.S. Treasury Bonds
6.00%, 2/15/26	11,700	12,771,275
6.25%, 8/15/23 (c)	18,000	19,987,038
6.625%, 2/15/27 (c)(d)	23,400	27,410,900
7.125%, 2/15/23 (c)	20,000	24,009,380
7.50%, 11/15/16	19,500	22,996,292
8.75%, 5/15/17 (c)	5,340	6,841,875
11.25%, 2/15/15	20,000	27,810,940
U.S. Treasury Notes
3.00%, 2/15/09 (c)	5,500	5,335,000
4.50%, 11/15/15 (c)	18,560	17,901,695
4.625%, 11/15/16 (c)	7,238	7,014,643
5.125%, 5/15/16 (c)	4,000	4,022,500
5.75%, 8/15/10	15,500	15,880,231

Total U.S. Treasuries (cost $192,362,350)		191,981,769

MORTGAGE CMO’S - 8.9%
Non-Agency Fixed Rate - 4.3%
Countrywide Alternative Loan Trust
Series 2005-59, Class 2X
1.611%, 11/20/35 (e)	11,975	401,293
Series 2006-J8, Class A2
6.00%, 2/25/37	2,719	2,706,082
Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class 4X1
1.028%, 11/25/45 (e)	12,776	211,570
Series 2005-AR5, Class 4X2
0.773%, 11/25/45 (e)	7,350	90,696
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.159%, 12/25/35 (b)	2,547	2,519,890
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	2,780	2,785,214

Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A2
6.50%, 10/25/31	3,677	3,704,016
Residential Asset Securitization Trust
Series 2003-A15, Class B2
5.582%, 2/25/34 (b)	1,694	1,578,113
Structured Asset Mortgage Investments, Inc.
Series 2005-AR7, Class 5X1
1.441%, 3/25/46 (e)	4,050	106,314
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	3,226	3,198,537
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (e)(f)	4,503	961,129
Washington Mutual Mortgage Pass Through
Series 2007-HY4, Class 2A2
5.746%, 4/25/37 (a)	2,574	2,564,168
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.519%, 8/25/36 (b)	1,987	1,980,249

		22,807,271

Agency Fixed Rate - 2.8%
Federal Home Loan Mortgage Corp.
Series 2004-227, Class IO
5.00%, 12/01/34 (e)	4,410	1,147,927
Series 2005-231, Class IO
5.50%, 8/01/35 (e)	2,588	693,913
Series 2005-232, Class IO
5.00%, 8/01/35 (e)	12,155	3,162,954
Series 2007-245, Class IO
5.00%, 5/15/37 (e)	1,957	556,919
Federal National Mortgage Association
Series 363, Class 2
5.50%, 11/01/35 (e)	3,633	984,866
Series 2003-337, Class 2
5.00%, 7/01/33 (e)	9,891	2,497,486
Series 2004-353, Class 2
5.00%, 8/01/34 (e)	5,283	1,370,893
Series 2005-357, Class 2
5.00%, 3/01/35 (e)	12,393	3,222,247
Series 2007-379, Class 2
5.50%, 5/25/37 (e)	3,603	1,041,704

		14,678,909

Non-Agency Adjustable Rate - 1.8%
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
5.877%, 11/25/46 (a)	2,837	2,834,687

Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class M2
5.97%, 11/25/45 (a)	998	1,004,598
Series 2006-AR2, Class 4A1
6.959%, 3/25/36 (a)	2,800	2,868,471
Washington Mutual, Inc.
Series 2007-OA1, Class A1A
5.729%, 2/25/47 (a)	2,643	2,642,814

		9,350,570

Total Mortgage CMO’s (cost $46,217,445)		46,836,750

ASSET-BACKED SECURITIES - 2.9%
Home Equity Loans - Floating Rate - 1.5%
Home Equity Asset Trust
Series 2007-3, Class M6
6.87%, 8/25/37 (a)	500	512,120
Household Home Equity Loan trust
Series 2007-1, Class M1
5.70%, 3/20/36 (a)	1,250	1,249,075
Series 2007-2, Class M1
5.63%, 7/20/36 (a)	650	644,592
Series 2007-2, Class M2
5.69%, 7/20/36 (a)	650	645,203
Lehman XS Trust
Series 2005-5N, Class M2
5.98%, 11/25/35 (a)	1,000	1,007,510
Series 2006-18N, Class M2
5.73%, 12/25/36 (a)	3,000	2,986,980
Saxon Asset Securities
Series 2007-2, Class M1
5.68%, 5/25/47 (a)	1,000	1,000,940

		8,046,420

Other - Floating Rate - 0.8%
Government National Mortgage Association
Series 2006-39, Class IO
1.099%, 7/16/46 (b)(e)	24,030	1,194,058
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
6.355%, 5/13/46 (a)(f)	580	562,600
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.999%, 4/09/47 (a)(f)	1,350	1,242,040
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
6.32%, 3/30/46 (a)(f)	500	475,005
Petra CRE CDO
Series 2007-1A, Class C
6.27%, 12/31/47 (f)	550	536,437

		4,010,140

Other - Fixed Rate - 0.3%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (f)	1,395	1,405,672
Government National Mortgage Association
Series 2006-32, Class XM
0.619%, 11/16/45 (b)	2,524	136,025

		1,541,697

Home Equity Loans - Fixed Rate - 0.3%
Nationstar Nim Trust
Series 2007-A, Class A
9.97%, 3/25/37 (f)	304	301,678
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (e)(f)	4,960	1,193,435

		1,495,113

Total Asset-Backed Securities (cost $15,270,632)		15,093,370

INFLATION-LINKED SECURITIES - 2.3%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (cost $12,411,174)	12,589	12,451,734

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.8%
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A2
5.778%, 8/10/45	2,670	2,679,078
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class XCL
0.082%, 11/15/40 (b)(e)(f)	121,895	1,138,502
Series 2006-C6, Class XCL
0.069%, 9/15/39 (b)(e)(f)	77,255	1,491,030
Mortgage Capital Funding, Inc.
Series 1996-MC2, Class X
1.00%, 12/21/26 (b)(e)	304	12
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.00%, 11/01/31 (b)(e)(f)	222,079	3,990,756

Total Commercial Mortgage-Backed Securities (cost $10,549,951)		9,299,378

	Shares
SHORT-TERM INVESTMENTS - 13.0%
Investment Companies - 13.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g) (cost $68,342,606)	68,342,606	68,342,606

Total Investments Before Security Lending
Collateral - 111.1% (cost $588,952,774)		585,663,673

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 21.8%
Short Terms - 21.8%
UBS Private Money Market Fund, LLC (cost $114,815,784)	114,815,784	114,815,784

Total Investments - 132.9% (cost $703,768,558)		700,479,457
Other assets less liabilities - (32.9)%		(173,460,072)

Net Assets - 100.0%		$527,019,385

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Treasury Notes 2 Yr Futures	177	September 2007	$36,136,170	$36,069,281	$(66,888)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Represents entire or partial securities out on loan.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $356,615.
(e)	IO - Interest Only
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $13,298,284 or 2.5% of net assets.
(g)	Investment in affiliated money market mutual fund.

Glossary:

TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: August 20, 2007